Employee benefit expenses - Schedule of Employee Benefit Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Employee Benefit Expenses Abstract
Wages and salaries	¥ 213,721	¥ 218,098	¥ 198,988
Share-based compensation expenses	0	0	7,514
Expire of convertible note	0	1,817	0
Pension costs - defined contribution plans	18,941	14,657	10,616
Other staff welfare expenses	4,354	4,008	4,853
Employee benefit expenses	¥ 237,016	¥ 238,580	¥ 221,971